Income Tax Expense - Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	¥ 158,203	¥ 56,073	¥ 103,214
Tax calculated at a tax rate of 25%	39,551	14,018	25,804
Tax return true-up	(256)	256	691
Effect of income taxes from international operations different from taxes at the PRC statutory tax rate	2,692	1,522	6,112
Effect of preferential tax rate	(8,603)	(1,312)	(5,529)
Tax effect of income not subject to tax	(10,305)	(3,612)	(3,767)
Tax effect of expenses not deductible for tax purposes	15,789	5,455	4,479
Tax effect of temporary differences and losses not recognized as deferred tax assets	4,639	6,261	8,409
Income tax expense	¥ 43,507	¥ 22,588	¥ 36,199